Variable Interest Entities (Summary of VIE Not Consolidated By FHN) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 27,658,929	[1]	$ 19,589,520	[1]	$ 17,686,502
Term borrowings (Note 10)	1,218,097		1,040,656
Trading securities	1,416,345		897,071
Securities available-for-sale (Note 3)	5,170,255		3,943,499
Low income housing partnerships
Variable Interest Entity [Line Items]
Maximum Loss Exposure	94,798		73,582
Maximum loss exposure, contractual funding commitments	33,300		17,400
Liability Recognized	33,348		17,398
Low income housing partnerships | Other Assets
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	61,500		56,200
Other tax credit investments
Variable Interest Entity [Line Items]
Maximum Loss Exposure	20,394		21,898
Liability Recognized	0		0
Other tax credit investments | Other Assets
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	18,000		18,000
Small issuer trust preferred holdings
Variable Interest Entity [Line Items]
Maximum Loss Exposure	332,455		332,985
Liability Recognized	0		0
On-balance sheet trust preferred securitization
Variable Interest Entity [Line Items]
Maximum Loss Exposure	48,817		49,361
Liability Recognized	65,357		64,812
Loans, net of unearned income	112,500		112,500
Term borrowings (Note 10)	65,400		64,800
Trading securities	1,700		1,700
Proprietary residential mortgage securitizations
Variable Interest Entity [Line Items]
Maximum Loss Exposure	2,151		2,568
Liability Recognized	0		0
Holdings of agency mortgage-backed securities
Variable Interest Entity [Line Items]
Maximum Loss Exposure	5,349,287		4,163,313
Liability Recognized	0		0
Trading securities	500,000		400,000
Securities available-for-sale (Note 3)	4,800,000		3,800,000
Commercial loan troubled debt restructurings
Variable Interest Entity [Line Items]
Maximum Loss Exposure	19,411		42,696
Maximum loss exposure, contractual funding commitments	300		5,200
Liability Recognized	0		0
Loans, net of unearned income	19,100		37,500
Sale-leaseback transaction
Variable Interest Entity [Line Items]
Maximum Loss Exposure	14,827		11,827
Liability Recognized	0		$ 0
Proprietary trust preferred issuances
Variable Interest Entity [Line Items]
Maximum Loss Exposure	0
Liability Recognized	$ 212,378

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.